UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number    811-22442
                                                       -----------

                    First Trust High Income Long/Short Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code:  630-765-8000
                                                           --------------

                      Date of fiscal year end:    October 31
                                                --------------

                   Date of reporting period:    January 31, 2011
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

CORPORATE BONDS AND NOTES - 96.8%

                   AUTOMOTIVE - 4.6%
 $     2,376,000   Ford Motor Co. ........................          9.22%      09/15/21    $    2,723,466
         553,000   Ford Motor Co. ........................          8.90%      01/15/32           651,605
       3,000,000   Ford Motor Co. (b).....................          7.75%      06/15/43         3,096,069
       2,480,000   Ford Motor Co. ........................          9.98%      02/15/47         3,026,339
       6,000,000   Goodyear Tire & Rubber (The) Co. (b)...         10.50%      05/15/16         6,840,000
      21,000,000   Motors Liquidation Co. (c).............          8.38%      07/15/33         7,560,000
       3,500,000   Navistar International Corp. (b).......          8.25%      11/01/21         3,876,250
       5,000,000   Pinafore Inc., LLC (d).................          9.00%      10/01/18         5,543,750
                                                                                           _______________
                                                                                               33,317,479
                                                                                           _______________

                   BANKING - 5.4%
      13,855,000   Ally Financial, Inc. (d)...............          7.50%      09/15/20        15,171,225
       8,727,000   BAC Capital Trust XIV .................          5.63%      03/15/12         6,370,710
       6,500,000   Capital One Capital III (b)............          7.69%      08/15/36         6,670,625
       6,000,000   Deutsche Postbank Funding Trust IV
                       (EUR) (e)..........................          5.98%      06/29/49         6,654,070
       4,000,000   Fifth Third Capital Trust IV (b).......          6.50%      04/15/37         3,950,000
                                                                                           _______________
                                                                                               38,816,630
                                                                                           _______________

                   BASIC INDUSTRY - 10.1%
       9,000,000   Associated Materials LLC (d)...........          9.13%      11/01/17         9,697,500
       3,500,000   Boise Cascade LLC (b)..................          7.13%      10/15/14         3,465,000
       3,635,000   Boise Paper Holdings LLC/Boise Finance
                       Co. (b)............................          9.00%      11/01/17         4,053,025
       1,357,000   Century Aluminum Co. ..................          8.00%      05/15/14         1,414,673
       4,000,000   Cloud Peak Energy Resources Corp.,
                       LLC (b)............................          8.25%      12/15/17         4,375,000
       4,785,000   FMG Resources Pty, Ltd. (d)............          7.00%      11/01/15         4,964,437
       6,500,000   Hexion U.S. Finance Corp./Hexion Nova
                       Scotia Finance ULC (b).............          8.88%      02/01/18         7,036,250
       7,510,000   Huntsman International LLC (d).........          8.63%      03/15/21         8,298,550
       1,145,000   Huntsman International LLC ............          8.63%      03/15/21         1,265,225
       3,500,000   Lyondell Chemical Co. (b)..............         11.00%      05/01/18         4,007,500
       5,000,000   Momentive Performance Materials, Inc. (d)        9.00%      01/15/21         5,337,500
       3,535,000   Nortek, Inc. (b).......................         11.00%      12/01/13         3,786,869
       4,000,000   Polypore International, Inc. (d).......          7.50%      11/15/17         4,160,000
       3,500,000   Texas Industries, Inc. (b).............          9.25%      08/15/20         3,771,250
       4,000,000   USG Corp. (b)..........................          6.30%      11/15/16         3,740,000
       3,500,000   Vertellus Specialties, Inc. (d)........          9.38%      10/01/15         3,775,625
                                                                                           _______________
                                                                                               73,148,404
                                                                                           _______________

                   CAPITAL GOODS - 7.5%
       3,400,000   Alliant Techsystems, Inc. (b)..........          6.75%      04/01/16         3,519,000
       3,400,000   Alliant Techsystems, Inc. (b)..........          6.88%      09/15/20         3,527,500
       6,390,000   American Railcar Industries, Inc. (b)..          7.50%      03/01/14         6,501,825
       3,850,000   BE Aerospace, Inc. (b).................          6.88%      10/01/20         4,013,625
       5,000,000   Manitowoc (The), Inc., Co. (b).........          8.50%      11/01/20         5,412,500
       3,500,000   Mueller Water Products, Inc. (b).......          7.38%      06/01/17         3,416,875


                See Notes to Quarterly Portfolio of Investments          Page 1




FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   CAPITAL GOODS - (CONTINUED)
 $     7,500,000   Reynolds Group Issuer Inc., LLC (d)....          8.50%      05/15/18    $    7,856,250
       7,500,000   Terex Corp. (b)........................          8.00%      11/15/17         7,800,000
       6,500,000   Transdigm, Inc. (d)....................          7.75%      12/15/18         7,003,750
       4,650,000   Triumph Group, Inc. (b)................          8.63%      07/15/18         5,161,500
                                                                                           _______________
                                                                                               54,212,825
                                                                                           _______________

                   CONSUMER CYCLICAL - 1.5%
       3,250,000   ACCO Brands Corp. (b)..................          10.63%     03/15/15         3,688,750
       3,500,000   Neiman Marcus Group (The), Inc. (b)....          9.00%      10/15/15         3,683,750
       3,500,000   Phillips-Van Heusen Corp. .............          7.38%      05/15/20         3,758,125
                                                                                           _______________
                                                                                               11,130,625
                                                                                           _______________

                   CONSUMER NON-CYCLICAL - 0.5%
       3,500,000   Libbey Glass, Inc. (b).................          10.00%     02/15/15         3,801,875
                                                                                           _______________

                   ENERGY - 10.2%
       3,974,000   Berry Petroleum Co. (b)................          6.75%      11/01/20         4,063,415
       6,500,000   Chesapeake Energy Corp. (b)............          9.50%      02/15/15         7,637,500
       2,000,000   Compton Petroleum Finance Corp. .......         10.00%      09/15/17         1,670,000
       3,250,000   Denbury Resources, Inc. (b)............          8.25%      02/15/20         3,595,313
       1,150,000   Ferrellgas Finance Corp., L.P. (b).....          9.13%      10/01/17         1,273,625
       3,000,000   Ferrellgas L.P./Ferrellgas Finance
                       Corp. (d)..........................          6.50%      05/01/21         2,925,000
         800,000   Frontier Oil Corp. ....................          6.88%      11/15/18           828,000
       4,000,000   Geokinetics Holdings USA, Inc. (b).....          9.75%      12/15/14         3,990,000
       4,625,000   Helix Energy Solutions Group, Inc.
                       (b) (d)............................          9.50%      01/15/16         4,844,687
       3,494,000   Hilcorp Energy I L.P./Hilcorp Finance
                       Co. (d)............................          9.00%      06/01/16         3,703,640
       4,000,000   Hornbeck Offshore Services, Inc. (b)...          8.00%      09/01/17         4,125,000
       3,500,000   Inergy L.P./Inergy Finance Corp. (b)...          8.25%      03/01/16         3,675,000
       7,500,000   Linn Energy LLC/Linn Energy Finance
                       Corp. (b) (d)......................          8.63%      04/15/20         8,250,000
       3,500,000   Markwest Energy Partners L.P./Markwest
                       Energy Finance Corp. (b)...........          8.75%      04/15/18         3,841,250
       5,500,000   Phi, Inc. .............................          8.63%      10/15/18         5,720,000
       3,861,000   Precision Drilling Corp. (d)...........          6.63%      11/15/20         4,000,961
       5,000,000   Regency Energy Partners L.P./Regency
                       Energy Finance Corp. (b)...........          9.38%      06/01/16         5,550,000
       3,425,000   Targa Resources Partners L.P./Targa
                       Resources Partners Finance Corp. (d)         7.88%      10/15/18         3,647,625
                                                                                           _______________
                                                                                               73,341,016
                                                                                           _______________

                   FINANCIAL SERVICES - 9.0%
      18,000,000   American General Finance Corp. (b).....          6.90%      12/15/17        15,750,000
      19,500,000   CIT Group, Inc. (b)....................          7.00%      05/01/17        19,719,375
      10,500,000   GE Capital Trust IV (EUR) (e)..........          4.63%      09/15/66        12,579,068
         410,000   General Electric Capital Corp. (EUR) (e)         5.50%      09/15/67           513,637
       7,500,000   Icahn Enterprises L.P./Icahn
                       Enterprises Finance Corp. (b)......          8.00%      01/15/18         7,743,750


                See Notes to Quarterly Portfolio of Investments          Page 2




FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   FINANCIAL SERVICES - (CONTINUED)
 $     8,000,000   SLM Corp. (b)..........................          8.00%      03/25/20    $    8,353,520
                                                                                           _______________
                                                                                               64,659,350
                                                                                           _______________

                   HEALTHCARE - 3.1%
       5,880,000   Alere, Inc. (b)........................          9.00%      05/15/16         6,225,450
       3,207,000   Bausch & Lomb, Inc. (b)................          9.88%      11/01/15         3,479,595
       5,600,000   HCA Holdings, Inc. (d).................          7.75%      05/15/21         5,866,000
       3,415,000   HCA, Inc. (b)..........................          6.50%      02/15/16         3,466,225
       3,200,000   Mylan Inc., Pa (d).....................          6.00%      11/15/18         3,280,000
                                                                                           _______________
                                                                                               22,317,270
                                                                                           _______________

                   INSURANCE - 7.5%
       4,000,000   American International Group, Inc. (b).          8.18%      05/15/58         4,490,000
       2,450,000   American International Group, Inc.
                       (EUR) (e)..........................          8.00%      05/22/38         3,471,823
       2,000,000   American International Group, Inc.
                       (EUR) (e)..........................          4.88%      03/15/67         2,368,630
       3,050,000   American International Group, Inc.
                       (GBP) (e)..........................          8.63%      05/22/38         5,276,477
       9,650,000   American International Group, Inc.
                       (GBP) (e)..........................          5.75%      03/15/67        13,796,090
       5,000,000   CHUBB Corp. (b)........................          6.38%      03/29/67         5,325,000
      11,000,000   Glen Meadow Pass Through Trust (d).....          6.51%      02/12/67         9,542,500
       6,500,000   Liberty Mutual Group, Inc. (d).........          7.00%      03/15/37         6,171,107
       2,000,000   Lincoln National Corp. (b).............          7.00%      05/17/66         2,000,000
       1,800,000   Lincoln National Corp. ................          6.05%      04/20/67         1,732,500
                                                                                           _______________
                                                                                               54,174,127
                                                                                           _______________

                   MEDIA - 3.3%
       6,000,000   CCH II LLC/CCH II Capital Corp. (b)....         13.50%      11/30/16         7,290,000
       3,500,000   Cequel Communications Holdings I
                       LLC/Cequel Capital Corp. (d).......          8.63%      11/15/17         3,679,375
       7,000,000   Clear Channel Communications, Inc. ....          5.50%      12/15/16         4,847,500
       7,000,000   Clear Channel Worldwide Holdings,
                       Inc. (b)...........................          9.25%      12/15/17         7,770,000
                                                                                           _______________
                                                                                               23,586,875
                                                                                           _______________

                   SERVICES - 22.2%
       5,324,872   American Airlines Pass Through Trust
                       2001-01 ...........................          7.38%      05/23/19         5,231,687
       5,782,739   American Airlines Pass Through Trust
                       2001-01 ...........................          6.98%      05/23/21         5,146,638
       3,500,000   ARAMARK Corp. (b)......................          8.50%      02/01/15         3,666,250
       2,000,000   Ashtead Capital, Inc. (d)..............          9.00%      08/15/16         2,135,000
       5,500,000   Avis Budget Car Rental LLC/Avis
                       Budget Finance, Inc. (b)...........          9.63%      03/15/18         6,077,500
       1,426,000   Avis Budget Car Rental LLC/Avis
                       Budget Finance, Inc. (d)...........          8.25%      01/15/19         1,493,735
       6,500,000   Beazer Homes USA, Inc. (b).............          8.13%      06/15/16         6,556,875


                See Notes to Quarterly Portfolio of Investments          Page 3




FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   SERVICES - (CONTINUED)
 $     6,566,017   Continental Airlines 2003-ERJ1 Pass
                       Through Trust .....................          7.88%      07/02/18    $    6,566,017
       2,958,785   Continental Airlines 2005-ERJ1 Pass
                       Through Trust .....................          9.80%      04/01/21         3,091,930
       2,894,760   Delta Air Lines 2009-1 Series B Pass
                       Through Trust .....................          9.75%      12/17/16         3,169,763
       7,000,000   Delta Air Lines, Inc. (d)..............         12.25%      03/15/15         7,962,500
       6,786,000   EnergySolutions, Inc., LLC (d).........         10.75%      08/15/18         7,702,110
       9,000,000   Harrah's Operating, Inc., Co. (b)......         10.00%      12/15/18         8,212,500
       8,000,000   Hertz Corp (The) (d)...................          7.50%      10/15/18         8,500,000
       5,250,000   Iron Mountain, Inc. (b)................          8.38%      08/15/21         5,735,625
       5,000,000   K Hovnanian Enterprises, Inc. (b)......         10.63%      10/15/16         5,325,000
       3,500,000   Kar Auction Services, Inc. (b).........          8.75%      05/01/14         3,657,500
       8,000,000   MGM Resorts International (b)..........         11.13%      11/15/17         9,280,000
       3,839,654   Northwest Airlines 2001-1 Class B Pass
                       Through Trust .....................          7.69%      04/01/17         3,916,447
       5,500,000   Pinnacle Entertainment, Inc. (b).......          7.50%      06/15/15         5,720,000
       6,350,000   Pulte Group, Inc. .....................          7.88%      06/15/32         5,707,062
       5,000,000   Railamerica, Inc. (b)..................          9.25%      07/01/17         5,543,750
       5,500,000   Standard Pacific Corp. (b).............          8.38%      05/15/18         5,747,500
       4,579,027   UAL 2009-2B Pass Through Trust (d).....         12.00%      01/15/16         5,220,090
       7,000,000   United Air Lines, Inc. (d).............         12.00%      11/01/13         7,770,000
       5,150,000   United Rentals North America, Inc. (b).          9.25%      12/15/19         5,819,500
       2,500,000   United Rentals North America, Inc. (b).          8.38%      09/15/20         2,625,000
       7,489,740   US Airways 2000-3C Pass Through Trust .          8.39%      03/01/22         6,890,561
       5,000,000   Wynn Las Vegas LLC/Wynn Las Vegas
                       Capital Corp. (b)..................          7.88%      05/01/20         5,362,500
                                                                                           _______________
                                                                                              159,833,040
                                                                                           _______________

                   TECHNOLOGY & ELECTRONICS - 4.1%
       5,500,000   Alcatel-Lucent USA, Inc. (b)...........          6.45%      03/15/29         4,400,000
       9,050,000   First Data Corp. (d)...................          8.88%      08/15/20         9,796,625
      10,000,000   Freescale Semiconductor, Inc. (d)......         10.13%      03/15/18        11,375,000
       3,500,000   Unisys Corp. (d).......................         14.25%      09/15/15         4,243,750
                                                                                           _______________
                                                                                               29,815,375
                                                                                           _______________

                   TELECOMMUNICATIONS - 3.9%
       7,000,000   Frontier Communications Corp. (b)......          9.00%      08/15/31         7,455,000
       3,500,000   MetroPCS Wireless, Inc. (b)............          7.88%      09/01/18         3,675,000
      10,000,000   Sprint Capital Corp. (b)...............          8.75%      03/15/32        10,462,500
       6,000,000   Sprint Nextel Corp. (b)................          9.25%      04/15/22         6,405,000
                                                                                           _______________
                                                                                               27,997,500
                                                                                           _______________

                   UTILITY - 3.9%
       7,500,000   Calpine Corp. (d)......................          7.88%      07/31/20         7,893,750
       6,623,000   Edison Mission Energy .................          7.63%      05/15/27         4,901,020
      11,000,000   Energy Future Intermediate Holding Co.,
                       LLC/Energy Future Intermediate
                       Holding Finance Inc. (b)...........         10.00%      12/01/20        11,721,655


                See Notes to Quarterly Portfolio of Investments          Page 4




FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   UTILITY - (CONTINUED)
 $     3,500,000   NRG Energy, Inc. (d)...................          8.25%      09/01/20    $    3,609,375
                                                                                           _______________
                                                                                               28,125,800
                                                                                           _______________
                   TOTAL CORPORATE BONDS AND NOTES ..................................         698,278,191
                   (Cost $678,282,681)                                                     _______________



    PRINCIPAL
      VALUE
     (LOCAL                                                       STATED         STATED         VALUE
    CURRENCY)                    DESCRIPTION                      COUPON        MATURITY    (US DOLLARS)
 ______________    _______________________________________      ___________    __________  _______________

FOREIGN CORPORATE BONDS AND NOTES - 15.4%

                   BANKING - 5.6%
       6,500,000   ABN AMRO Bank N.V. (EUR) (e)...........          4.31%      03/29/49         6,719,105
         500,000   Egg Banking PLC (GBP) (e)..............          6.88%      12/29/21           753,619
       7,829,000   Egg Banking PLC (GBP) (e)..............          7.50%      05/29/49        11,793,084
       5,110,000   HT1 Funding GmbH (EUR) (e).............          6.35%      07/29/49         5,180,803
       3,300,000   IKB Deutsche Industriebank AG (EUR) (f)          1.93%      05/28/13         3,117,555
         175,000   IKB Deutsche Industriebank AG (EUR) ...          4.50%      07/09/13           198,869
       2,100,000   Mizuho Capital Investment, Ltd.
                       (USD) (b) (d) (e)..................         14.95%      12/29/49         2,733,083
       7,344,000   Northern Rock Asset Management PLC
                       (GBP)..............................          9.38%      10/17/21        10,058,177
                                                                                           _______________
                                                                                               40,554,295
                                                                                           _______________

                   BASIC INDUSTRY - 2.3%
       1,000,000   INEOS Finance PLC (EUR) ...............          9.25%      05/15/15         1,495,797
       4,000,000   INEOS Group Holdings PLC (EUR) ........          7.88%      02/15/16         5,380,760
       5,000,000   Novelis, Inc. (USD) (d)................          8.75%      12/15/20         5,456,250
       4,200,000   Stora Enso Oyj (USD) (d)...............          7.25%      04/15/36         3,948,000
                                                                                           _______________
                                                                                               16,280,807
                                                                                           _______________

                   CAPITAL GOODS - 0.6%
       3,000,000   Ardagh Packaging Finance (EUR) ........          9.25%      10/15/20         4,364,167
                                                                                           _______________

                   ENERGY - 1.9%
       9,400,000   CHC Helicopter S.A. (USD) (d)..........          9.25%      10/15/20        10,058,000
       3,500,000   Cie Generale de Geophysique-Veritas
                       (USD) (b)..........................          7.50%      05/15/15         3,622,500
                                                                                           _______________
                                                                                               13,680,500
                                                                                           _______________

                   INSURANCE - 1.3%
       5,000,000   ING Groep N.V. (GBP) (e)...............          5.14%      03/29/49         6,307,265
       3,500,000   Oil Insurance Ltd. (USD) (d) (e).......          7.56%      12/29/49         3,278,957
                                                                                           _______________
                                                                                                9,586,222
                                                                                           _______________

                   SERVICES - 1.6%
       5,250,000   Hapag-Lloyd AG (USD) (d)...............          9.75%      10/15/17         5,827,500
       5,755,000   Royal Caribbean Cruises Ltd. (USD) (b).          7.50%      10/15/27         5,733,419
                                                                                           _______________
                                                                                               11,560,919
                                                                                           _______________


                See Notes to Quarterly Portfolio of Investments          Page 5




FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL
      VALUE
     (LOCAL                                                       STATED         STATED         VALUE
    CURRENCY)                    DESCRIPTION                      COUPON        MATURITY    (US DOLLARS)
 ______________    _______________________________________      ___________    __________  _______________

FOREIGN CORPORATE BONDS AND NOTES - (CONTINUED)

                   TECHNOLOGY & ELECTRONICS - 0.6%
  $    3,000,000   En Germany Holdings B.V. (EUR) ........         10.75%      11/15/15    $    4,191,744
                                                                                           _______________

                   TELECOMMUNICATIONS - 0.8%
       5,250,000   Intelsat Luxembourg S.A. (USD) ........         11.25%      02/04/17         5,919,375
                                                                                           _______________

                   UTILITY - 0.7%
       5,000,000   Intergen N.V. (USD) (d)................          9.00%      06/30/17         5,387,500
                                                                                           _______________
                   TOTAL FOREIGN CORPORATE BONDS AND NOTES ..........................         111,525,529
                   (Cost $109,903,756)                                                     _______________



    PRINCIPAL                                                                   STATED
      VALUE                      DESCRIPTION                     RATE (g)      MATURITY (h)     VALUE
 ______________    _______________________________________      ___________   _____________ ______________

SENIOR FLOATING-RATE LOAN INTERESTS - 3.6%

                   AUTOMOTIVE - 2.0%
       7,478,417   Allison Transmission, Inc..............          3.02%      08/07/14         7,453,043
       7,281,234   Federal Mogul Corp Term Loan B ........          2.20%      12/27/14         7,073,413
                                                                                           _______________
                                                                                               14,526,456
                                                                                           _______________

                   HEALTHCARE - 0.2%
       1,556,127   Warner Chilcott Corp. .................          6.50%      02/22/16         1,573,138
                                                                                           _______________

                   REAL ESTATE - 0.7%
       4,827,725   Realogy Initial Term Loan B ...........          3.29%      10/10/13         4,671,688
         572,118   Realogy Synthetic Letter of Credit ....          3.26%      10/10/13           553,626
                                                                                           _______________
                                                                                                5,225,314
                                                                                           _______________

                   SERVICES - 0.7%
       5,000,000   US Airways Term Loan (PP) .............          2.76%      03/21/14         4,598,440
                                                                                           _______________
                   TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ........................          25,923,348
                   (Cost $25,246,894)                                                      _______________



    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

ASSET-BACKED SECURITIES - 2.6%
                   Ace Securities Corp.
       5,168,292       Series 2007-HE2, Class A2A (f).....          0.38%      12/25/36         3,802,938
                   Carrington Mortgage Loan Trust
       4,117,054       Series 2006-NC4, Class A5 (f)......          0.32%      10/25/36         3,308,366
                   HSI Asset Securitization Corp. Trust
       3,707,867       Series 2007-NC1, Class A1 (f)......          0.36%      04/25/37         3,179,233
                   Keycorp Student Loan Trust
       4,186,293       Series 2000-A, Class A2 (f)........          0.61%      05/25/29         3,607,711
                   Securitized Asset Backed Receivables
                       LLC   Trust
      10,620,508       Series 2006-FR4, Class A2A (f).....          0.34%      08/25/36         4,738,302
                                                                                           _______________
                   TOTAL ASSET-BACKED SECURITIES ....................................          18,636,550
                   (Cost $19,529,394)                                                      _______________


                See Notes to Quarterly Portfolio of Investments          Page 6




FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

MORTGAGE-BACKED SECURITIES - 1.1%

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
                   Morgan Stanley Mortgage Loan Trust
 $     3,882,243       Series 2007-6XS, Class 2A1S (f)....          0.37%      02/25/47    $    3,480,825
                   Wells Fargo Mortgage Backed Securities
                       Trust
       5,217,007       Series 2006-AR7, Class 2A4 (f).....          5.54%      05/25/36         4,344,953
                                                                                           _______________
                   TOTAL MORTGAGE-BACKED SECURITIES .................................           7,825,778
                   (Cost $7,978,186)                                                       _______________



     SHARES                                     DESCRIPTION                                     VALUE
 _______________ ______________________________________________________________________    _______________

CONVERTIBLE PREFERRED SECURITIES - 2.7%
         374,000   Ford Motor Co. Capital Trust II, 6.50% ...........................          19,552,720
                                                                                           _______________
                   TOTAL CONVERTIBLE PREFERRED SECURITIES ...........................          19,552,720
                   (Cost $18,448,955)                                                      _______________


COMMON STOCKS - 1.1%

                   AUTOMOTIVE - 0.6%
         263,000   Ford Motor Co. ...................................................           4,194,850
                                                                                           _______________

                   BANKING - 0.5%
         757,000   Citigroup, Inc. ..................................................           3,648,740
                                                                                           _______________
                   TOTAL COMMON STOCKS ..............................................           7,843,590
                   (Cost $7,945,507)                                                       _______________


SHORT-TERM INVESTMENTS - 0.7%
       5,247,290   Dreyfus Government Cash Management ...............................           5,247,290
                                                                                           _______________
                   TOTAL SHORT-TERM INVESTMENTS .....................................           5,247,290
                   (Cost $5,247,290)                                                       _______________

                   TOTAL INVESTMENTS - 124.0% .......................................         894,832,996
                   (Cost $872,582,663) (i)


                See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                     STATED         STATED
      VALUE                      DESCRIPTION                      COUPON        MATURITY        VALUE
 ______________    _______________________________________      ___________    __________  _______________

U.S. GOVERNMENT BONDS SOLD SHORT - (24.3%)
$  (179,500,000)   United States Treasury Note Bond ......          1.25%      09/30/15    $ (175,082,685)
                                                                                           _______________
                   TOTAL U.S. GOVERNMENT BONDS SOLD SHORT ...........................        (175,082,685)
                   (Cost $(178,951,016))                                                   _______________

CORPORATE BONDS SOLD SHORT - (0.3%)

                   BANKING - (0.3%)
     (1,850,000)   Ally Financial, Inc. ..................          8.00%      11/01/31        (2,090,500)
                                                                                           _______________
                   TOTAL CORPORATE BONDS SOLD SHORT .................................          (2,090,500)
                   (Cost $(2,099,750))                                                     _______________
                   NET OTHER ASSETS AND LIABILITIES - 0.5% ..........................           3,777,507
                                                                                           _______________
                   NET ASSETS - 100.0% ..............................................      $  721,437,318
                                                                                           ===============

--------------------------------------------------------------------------------


    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b) This security or a portion of this security is segregated as collateral for investments sold short.

    (c)   The issuer is in default. Income is not being accrued.

    (d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2011, securities noted as such amounted to $242,110,707 or 33.56% of net assets.

    (e) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2011. At a predetermined date, the fixed rate will change to a floating rate.

    (f) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2011.

    (g) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

    (h) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

    (i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,061,503 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,811,170.

Currency Abbreviations:
           EUR   Euro Dollar
           GBP   British Pound Sterling
           USD   United States Dollar


                See Notes to Quarterly Portfolio of Investments          Page 8

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


--------------------------------------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                            ASSETS TABLE
                                                                                           LEVEL 2           LEVEL 3
                                                        TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      1/31/2011          PRICES            INPUTS            INPUTS
                                                   _______________    _____________    _______________    ______________
Corporate Bonds and Notes*.....................    $   698,278,191    $          --    $   698,278,191    $           --
Foreign Corporate Bonds and Notes*.............        111,525,529               --        111,525,529                --
Senior Floating-Rate Loan Interests*...........         25,923,348               --         25,923,348                --
Asset-Backed Securities........................         18,636,550               --         18,636,550                --
Mortgage-Backed Securities.....................          7,825,778               --          7,825,778                --
Convertible Preferred Securities...............         19,552,720       19,552,720                 --                --
Common Stocks*.................................          7,843,590        7,843,590                 --                --
Short-Term Investments.........................          5,247,290        5,247,290                 --                --
                                                   _______________    _____________    _______________    ______________
Total Investments..............................    $   894,832,996    $  32,643,600    $   862,189,396    $           --
                                                   ===============    =============    ===============    ==============


                                                          LIABILITIES TABLE
                                                                                           LEVEL 2           LEVEL 3
                                                        TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      1/31/2011          PRICES            INPUTS            INPUTS
                                                   _______________    _____________    _______________    ______________
U.S. Government Bonds Sold Short...............    $  (175,082,685)   $          --    $  (175,082,685)   $           --
Corporate Bonds Sold Short*....................         (2,090,500)              --         (2,090,500)               --
Forward Foreign Currency Contracts**...........         (3,855,586)              --         (3,855,586)               --
                                                   _______________    _____________    _______________    ______________
Total .........................................    $  (181,028,771)   $          --    $  (181,028,771)   $           --
                                                   ===============    =============    ===============    ==============



*  See the Portfolio of Investments for industry breakout.
** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.



                See Notes to Quarterly Portfolio of Investments          Page 9

FIRST TRUST HIGH INCOME LONG/SHORT FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JANUARY 31, 2011 (UNAUDITED)



                                           FORWARD FOREIGN CURRENCY CONTRACTS
                               ___________________________________________________________
                                                                               PURCHASE            SALE
                                                                               VALUE AS OF       VALUE AS OF      UNREALIZED
 SETTLEMENT                          AMOUNT                  AMOUNT            JANUARY 31,       JANUARY 31,     APPRECIATION/
    DATE       COUNTERPARTY       PURCHASED (a)             SOLD (a)              2011              2011        (DEPRECIATION)
___________   ______________   ____________________   __________________   _______________   _______________    ______________
  02/10/11    JPM              USD     54,362,351     EUR     41,400,000    $   54,362,351    $   56,675,994     $  (2,313,643)
  02/10/11    JPM              USD     37,500,331     GBP     24,375,000        37,500,331        39,042,274        (1,541,943)
                                                                                                                 ______________

Net Unrealized Appreciation (Depreciation)...........................................                            $  (3,855,586)
                                                                                                                 ==============


(a) Please see page 8 for currency descriptions.


Counterparty Abbreviations:
           JPM   JPMorgan Chase






                See Notes to Quarterly Portfolio of Investments          Page 10

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                    FIRST TRUST HIGH INCOME LONG/SHORT FUND
                          JANUARY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust High Income Long/Short Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)  benchmark yields;
      2)  reported trades;
      3)  broker/dealer quotes;
      4)  issuer spreads;
      5)  benchmark securities;
      6)  bids and offers; and
      7)  reference data including market research publications.

A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

The loan assignments, participations and commitments ("Senior Loans") held in the fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)  the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)  the type, size and cost of security;

                    FIRST TRUST HIGH INCOME LONG/SHORT FUND
                          JANUARY 31, 2011 (UNAUDITED)


      4)  the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
      6)  the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
      8)  the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
    12)  other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

           o Quoted prices for similar securities in active markets.
           o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, equivalent to the unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended January 31, 2011, the open and close notional values of forward foreign currency contracts were $526,549,420 and $515,919,817, respectively.

                    FIRST TRUST HIGH INCOME LONG/SHORT FUND
                          JANUARY 31, 2011 (UNAUDITED)


D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions.

E. SHORT SALES:

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Trust High Income Long/Short Fund
             ------------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    March 23, 2011
     ------------------------


* Print the name and title of each signing officer under his or her signature.